Commitments and Contingencies (Details) - CNY (¥)											6 Months Ended
	Aug. 09, 2026	Jun. 30, 2026	May 31, 2026	Apr. 30, 2026	Sep. 30, 2025	Aug. 14, 2025	Jul. 31, 2025	Jun. 30, 2025	Feb. 03, 2023	Aug. 03, 2020	Jun. 30, 2026
Commitments and Contingencies [Line Items]
Temporary claim amount										¥ 10,000,000,000
Payment of outstanding fees									¥ 2,000,000
Repayment of loan principal						¥ 24,839,192.81					¥ 9,760,000
Conversion of shares issued (in Shares)					980,661			183,600
Conversion amount					¥ 12,108,027.86			¥ 2,265,315.41
Total amount claims		¥ 7,108,264.99
Subsequent Event [Member]
Commitments and Contingencies [Line Items]
Repayment of loan principal	¥ 1,061,596.17
Shanghai Xiao-i [Member]
Commitments and Contingencies [Line Items]
Payment of outstanding fees								¥ 13,060,000	¥ 2,000,000
Jiangsu Bank Co., Ltd [Member]
Commitments and Contingencies [Line Items]
Repayment of loan principal							¥ 20,139,027.78
Shanghai Rural Commercial Bank Co., Ltd. [Member]
Commitments and Contingencies [Line Items]
Repayment of loan principal			¥ 9,991,677.61
Zhizhen Artificial Intelligence Technology (Shanghai) Co., Ltd. [Member]
Commitments and Contingencies [Line Items]
Payment of outstanding fees				¥ 20,650,594.37
Beijing Co., Ltd. [Member]
Commitments and Contingencies [Line Items]
Payment of outstanding fees				¥ 20,892,235.63
Bohai Bank Co., Ltd. [Member]
Commitments and Contingencies [Line Items]
Repayment of loan principal		10,117,160.03
Agricultural Bank of China Limited [Member]
Commitments and Contingencies [Line Items]
Repayment of loan principal		50,837,723.94
Shengjing Bank Co., Ltd. [Member]
Commitments and Contingencies [Line Items]
Payment of outstanding fees		¥ 10,000,000